Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accrued payroll and welfare payables	38,704	51,607	7,506
Other taxes and surcharge	2,676	11,277	1,640
Service fees	560	11,130	1,619
Acquisition of fixed assets	9,731	104	15
Others	968	2,548	371
Total accrued liabilities and other current liabilities	52,639	76,666	11,151